Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A USD ($) shares	Ordinary shares Class A HKD ($) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B HKD ($) shares	Ordinary shares USD ($) shares	Ordinary shares HKD ($) shares	Additional Paid-in capital USD ($)	Additional Paid-in capital HKD ($)	Shares subscription receivable USD ($)	Shares subscription receivable HKD ($)	Retained earnings USD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) HKD ($)	USD ($)	HKD ($)
BALANCE at Nov. 30, 2024		$ 1,021						$ 49,897,579				$ 14,706,655				$ 64,605,255
BALANCE (in Shares) at Nov. 30, 2024 | shares	13,125,000	13,125,000
Net income												36,606				36,606
Foreign currency translation adjustment
Re-designation of ordinary shares from Class A into Class B		$ (117)		$ 117
Re-designation of ordinary shares from Class A into Class B (in shares) | shares	(1,500,000)	(1,500,000)	1,500,000	1,500,000
BALANCE at May. 31, 2025		$ 904		$ 117				49,897,579				14,743,261				64,641,861
BALANCE (in Shares) at May. 31, 2025 | shares	11,625,000	11,625,000	1,500,000	1,500,000
BALANCE at Nov. 30, 2025		$ 2,314		$ 117				104,594,842		(10,852,353)		(3,468,920)		5,501		90,281,501
BALANCE (in Shares) at Nov. 30, 2025 | shares	1,462,498	1,462,498	75,000	75,000
Net income												2,830,527			$ 361,194	2,830,527
Private Investment in Public Equity (Issuance of Class B shares to New Bay)				$ 941				58,784,059		(58,785,000)
Private Investment in Public Equity (Issuance of Class B shares to New Bay) (in Shares) | shares			600,000	600,000
Foreign currency translation adjustment														25,411	3,241	25,411
BALANCE at May. 31, 2026	$ 295	$ 2,314	$ 135	$ 1,058			$ 20,848,187	$ 163,378,901	$ (8,886,170)	$ (69,637,353)	$ 81,462	$ (638,393)	$ 3,944	$ 30,912	$ 11,884,929	$ 93,137,439
BALANCE (in Shares) at May. 31, 2026 | shares	1,462,498	1,462,498	675,000	675,000